BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2023	Jan. 10, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock subject to possible redemption, shares issued			11,500,000	0
Common stock subject to possible redemption, redemption price per share	$ 10.73		$ 10.10
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Par value per common stock share of shares purchased from an unaffiliated party which had elected to redeem	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000		50,000,000	50,000,000
Common stock, shares issued	3,251,000		3,251,000	2,875,000
Common stock, shares outstanding	3,251,000		3,251,000	2,875,000
Founder Shares
Common stock, shares outstanding			2,875,000	2,875,000
Common Stock Subject To Possible Redemption [Member]
Common stock subject to possible redemption, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares issued	305,410		11,500,000
Common stock subject to possible redemption, redemption price per share	$ 10.73		$ 10.20	$ 0
Common stock, shares outstanding			11,500,000
Private Placement
Common stock, shares outstanding			376,000	376,000